Insurance - Summary of Types of Insurance Coverage (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Industrial complex and administrative sites [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Any damages to buildings, facilities, inventories, and machinery and equipment
Amount insured	R$ 5,511,760	R$ 2,322,801
Vehicles [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Fire, theft and collision for 818 vehicles (936 in 2018)
Amount insured	R$ 259,004	212,027
Loss of profits [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	No loss of profits due to material damages to facilities buildings and production machinery and equipment
Amount insured	R$ 1,582,000	1,582,000
Transport [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Damages to products in transit
Amount insured	R$ 97,086	32,309
Civil liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against error or complaints in the exercise of professional activity that affect third parties
Amount insured	R$ 1,392,756	532,510
Environmental liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against environmental accidents that may result in environmental lawsuits
Amount insured	R$ 30,000	R$ 30,000